UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON INVESTMENT COUNSEL

FINANCIAL SERVICES FUND

(FORMERLY KNOWN AS LEGG MASON

BARRET FINANCIAL SERVICES FUND)

FORM N-Q

JUNE 30, 2010

LEGG MASON INVESTMENT COUNSEL FINANCIAL SERVICES FUND

Schedule of investments (unaudited)	June 30, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 88.4%
Capital Markets - 8.0%
Affiliated Managers Group Inc.	11,392	$692,292	*
Ameriprise Financial Inc.	40,000	1,445,200
KBW Inc.	56,000	1,200,640	*
TD Ameritrade Holding Corp.	80,000	1,224,000	*

Total Capital Markets		4,562,132

Commercial Banks - 24.7%
American River Bankshares	50,000	373,500	*
Banner Corp.	750,000	1,485,000
Beach Business Bank	100,876	522,033	*
Farmers & Merchants Bank of Long Beach	200	810,000
First Financial Bancorp	27,000	403,650
First State Bank	175,000	175,000	*
Heritage Financial Corp.	83,000	1,242,510	*
Heritage Oaks Bancorp	200,000	728,000	*
MB Financial Inc.	40,000	735,600
Northrim BanCorp Inc.	44,100	682,668
Pacific Continental Corp.	99,020	937,719
PNC Financial Services Group Inc.	20,580	1,162,770
Royal Bank of Canada	26,527	1,263,369
Sussex Bancorp	31,547	164,360	*
TCF Financial Corp.	80,000	1,328,800
U.S. Bancorp	90,000	2,011,500

Total Commercial Banks		14,026,479

Diversified Financial Services - 1.8%
Bank of America Corp.	71,074	1,021,333

Exchange Traded Funds - 1.1%
KBW Capital Markets ETF	20,000	621,400

Insurance - 31.2%
Alterra Capital Holdings Ltd.	50,000	939,000
American Financial Group Inc.	70,000	1,912,400
American Safety Insurance Holdings Ltd.	70,000	1,100,400	*
Arch Capital Group Ltd.	18,000	1,341,000	*
Assurant Inc.	35,000	1,214,500
Brown & Brown Inc.	52,000	995,280
Hanover Insurance Group Inc.	42,500	1,848,750
HCC Insurance Holdings Inc.	70,000	1,733,200
Hilltop Holdings Inc.	150,000	1,501,500	*
MetLife Inc.	30,000	1,132,800
Old Republic International Corp.	90,000	1,091,700
Protective Life Corp.	92,600	1,980,714
StanCorp Financial Group Inc.	23,000	932,420

Total Insurance		17,723,664

Internet Software & Services - 3.2%
S1 Corporation	300,000	1,803,000	*

IT Services - 9.3%
Fiserv Inc.	36,250	1,655,175	*
Lender Processing Services Inc.	45,000	1,408,950
Online Resources Corp.	220,000	913,000	*
Visa Inc., Class A Shares	18,700	1,323,025

Total IT Services		5,300,150

Professional Services - 2.7%
Verisk Analytics Inc., Class A Shares	52,000	1,554,800	*

Thrifts & Mortgage Finance - 6.4%
BCSB Bancorp Inc.	50,000	495,000	*
Fox Chase Bancorp Inc.	50,000	478,500	*
Riverview Bancorp Inc.	101,340	248,283	*
Territorial Bancorp Inc.	88,400	1,675,180

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL FINANCIAL SERVICES FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY			SHARES	VALUE
Thrifts & Mortgage Finance - continued
WSFS Financial Corp.			20,000	$718,600

Total Thrifts & Mortgage Finance				3,615,563

TOTAL COMMON STOCKS (Cost - $56,763,459)				50,228,521

	RATE
PREFERRED STOCKS - 2.5%
Commercial Banks - 2.5%
Fifth Third Capital Trust VI	7.250%		30,000	678,600	(a)
Fifth Third Capital Trust VII	8.875%		30,000	766,500	(a)

TOTAL PREFERRED STOCKS (Cost - $790,258)				1,445,100

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $57,553,717)				51,673,621

		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENT - 6.7%
Repurchase Agreement - 6.7%
State Street Bank & Trust Co., repurchase agreement dated 6/30/10; Proceeds at maturity - $3,827,000; (Fully collateralized by U.S. Treasury Notes, 2.500% due 4/30/15; Market value - $3,906,702) (Cost - $3,827,000)	0.000%	7/1/10	$3,827,000	3,827,000

TOTAL INVESTMENTS - 97.6% (Cost - $61,380,717#)				55,500,621
Other Assets in Excess of Liabilities - 2.4%				1,350,071

TOTAL NET ASSETS - 100.0%				$56,850,692

*	Non-income producing security.

(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at June 30, 2010.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Investment Counsel Financial Services Fund (formerly known as Legg Mason Barrett Financial Services Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$50,228,521	—	—	$50,228,521
Preferred stocks†	1,445,100	—	—	1,445,100

Short-term investment†	—	$3,827,000	—	3,827,000

Total investments	$51,673,621	$3,827,000	—	$55,500,621

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENT IN SECURITIES
Balance as of March 31, 2010	$262,500
Accrued premiums/discounts	—
Realized gain/(loss)	—
Change in unrealized appreciation (depreciation)[1]	(87,500)
Net purchases (sales)	—
Transfers in to Level 3	—
Transfers out of Level 3	(175,000)

Balance as of June 30, 2010	—

Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2010[1]	—

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Concentration Risk. The Fund normally invests at least 80% of its assets in financial services related investments. As a result of this concentration policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,508,063
Gross unrealized depreciation	(10,388,159)

Net unrealized depreciation	$(5,880,096)

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	August 26, 2010